Short-Term Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Short-Term Debt

Note 19
Short-Term Debt

	At December 31
	2023	2022
Commercial paper	$—	$—
Notes payable to banks and others with originating terms of one year or less	469	328
Current maturities of long-term debt*	1,667	2,699
Current maturities of long-term finance leases	60	45
Redeemable long-term obligations	2,876	2,942
Subtotal	5,072	6,014
Reclassified to long-term debt	(4,543)	(4,050)
Total short-term debt	$529	$1,964
*	Inclusive of unamortized premiums of $17 at December 31, 2023 and $5 at December 31, 2022.
Redeemable long-term obligations consist primarily of
tax-exempt
variable-rate put bonds that are included as current liabilities because they become redeemable at the option of the bondholders during the year following the balance sheet date.
The company may periodically enter into interest rate swaps on a portion of its short-term debt. At December 31, 2023, the company had no interest rate swaps on short-term debt.
At December 31, 2023, the company had $8,050 in 364-day committed credit facilities with various major banks that enable the refinancing of short-term obligations on a long-term basis. The credit facilities allow the company to convert any amounts outstanding into a term loan for a period of up to one year. This supports commercial paper borrowing and can also be used for general corporate purposes. The company’s practice has been to continually replace expiring commitments with new commitments on substantially the same terms, maintaining levels management believes appropriate. Any borrowings under the facility would be unsecured indebtedness at interest rates based on the Secured Overnight Financing Rate (SOFR), or an average of base lending rates published by specified banks and on terms reflecting the company’s strong credit rating. No borrowings were outstanding under this facility at December 31, 2023.
The company classified $4,543 and $4,050 of short-term debt as long-term at December 31, 2023 and 2022, respectively. Settlement of these obligations is not expected to require the use of working capital within one year, and the company has both the intent and the ability, as evidenced by committed credit facilities, to refinance them on a long-term basis.